Pension and OPEB Plans (Schedule of Expected Long-Term Rate of Return on Assets Assumptions) (Details)	12 Months Ended
Dec. 31, 2023
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	5.79%
Pension Plan [Member] | International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	7.08%
Pension Plan [Member] | US Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	7.10%
Pension Plan [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	5.50%
Pension Plan [Member] | Credit Strategies [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.50%
Pension Plan [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	5.27%
Pension Plan [Member] | Oncor Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	5.75%
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.72%
OPEB Plan [Member] | 401(h) Accounts [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	7.07%
OPEB Plan [Member] | Life Insurance VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.60%
OPEB Plan [Member] | Union VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.60%
OPEB Plan [Member] | Non-union VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	3.50%
OPEB Plan [Member] | Shared retiree VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	3.50%
OPEB Plan [Member] | Vistra Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.29%